GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES (TABLES)	12 Months Ended
Dec. 31, 2012
Variable Annuity Contracts GMDB and GMIB Tables [Abstract]
Variable Annuity Contracts- GMDB GMIB [Table Text Block]
	GMDB	GMIB	Total

	(In Millions)

Balance at January 1, 2010	$5	$3	$8
Paid guarantee benefits	(2)	0	(2)
Other changes in reserve	3	(1)	2
Balance at December 31, 2010	6	2	8
Paid guarantee benefits	(2)	0	(2)
Other changes in reserve	3	0	3
Balance at December 31, 2011	7	2	9
Paid guarantee benefits	(2)	0	(2)
Other changes in reserve	3	0	3
Balance at December 31, 2012	$8	$2	$10

Guaranteed Minimum Death Benefit Reinsurance Ceded [Table Text Block]
GMDB

(In Millions)

Balance at January 1, 2010	$3
Paid guarantee benefits	(1)
Other changes in reserve	1
Balance at December 31, 2010	3
Other changes in reserve	1
Balance at December 31, 2011	4
Paid guarantee benefits	0
Other changes in reserve	1
Balance at December 31, 2012	$5

Schedule Of Net Amount Of Risk By Product And Guarantee [Text Block]
	Return
	of
	Premium	Ratchet	Roll-Up		Combo		Total

	(Dollars In Millions)

GMDB:
Account values invested in:
General Account	$121	$186	$	N/A		$30	$337
Separate Accounts	$309	$391	$	N/A		$59	$759
Net amount at risk, gross	$5	$48	$	N/A		$17	$70
Net amount at risk, net of
amounts reinsured	$5	$43	$	N/A		$0	$48
Average attained age
of contractholders	66.1	66.4		N/A		66.1	66.3
Percentage of contractholders
over age 70	25.6%	25.7%		N/A		25.0%	25.6%
Contractually specified
interest rates	N/A	N/A		N/A		5.0%	5.0%

GMIB:
Account values invested in:
General Account	N/A	N/A		$30	$	N/A	$30
Separate Accounts	N/A	N/A		$59	$	N/A	$59
Net amount at risk, gross	N/A	N/A		$3	$	N/A	$3
Net amount at risk, net of
amounts reinsured	N/A	N/A		$0	$	N/A	$0
Weighted average years
remaining until annuitization	N/A	N/A		1.7		N/A	1.7
Contractually specified
interest rates	N/A	N/A		5.0%		N/A	5.0%

Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Text Block]
Investment in Variable Insurance Trust Mutual Funds

	December 31,
	2012	2011

	(In Millions)
GMDB:
Equity	$643	$685
Fixed income	73	89
Balanced	15	16
Other	28	34
Total	$759	$824

GMIB:
Equity	$47	$54
Fixed income	9	12
Other	3	4
Total	$59	$70